Restricted Stock Plan - Summarized status of Company's nonvested restricted shares (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Weighted-Average Grant-Date Shares
Nonvested, beginning of year | shares	217,500
Granted | shares	139,290
Vested | shares	(69,000)
Forfeited | shares	0
Nonvested, end of year | shares	287,790
Fair Value
Nonvested, beginning of year | $ / shares	$ 11.79
Granted | $ / shares	11.67
Vested | $ / shares	12.71
Forfeited | $ / shares	0
Nonvested, end of year | $ / shares	$ 11.68